REDEEMABLE NON-CONTROLLING INTERESTS (Details) ¥ in Thousands	1 Months Ended
	Jan. 31, 2022 CNY (¥)	Jul. 31, 2020 item
BJ13
REDEEMABLE NON-CONTROLLING INTERESTS
Controlling interest owned (as a percent)		58.00%
Number of data center projects | item		2
CPE Fund | JV
REDEEMABLE NON-CONTROLLING INTERESTS
Percent of equity interest to acquire	42.00%	42.00%
Consideration to acquire equity interest	¥ 593,801
Accreted to the redemption value of redeemable non-controlling interest	¥ 593,801
CPE Fund | JV
REDEEMABLE NON-CONTROLLING INTERESTS
Non-controlling interest owned (as a percent)		42.00%